Provisions - Summary of Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	$ 27,146
Additional provision in the year	3,786	$ 12,498
Release of provision in the year	(5,011)	(800)
Utilized provision in the year	(13,041)	(1,630)
Transfer from non-current provisions	2,178	17,078
Foreign exchange	(473)
Provisions, Ending balance	14,585	27,146
Non Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	129,113	23,704
Additional provision in the year	4,260	135,886
Transfer to current provisions	(2,178)	(17,078)
Release of provision in the year	(46,939)	(1,702)
Utilized provision in the year	(23,361)	(11,758)
Foreign exchange	(350)	61
Provisions, Ending balance	60,545	129,113
Dilapidations Provision | Current Liabilities
Disclosure Of Other Provisions [Line Items]
Additional provision in the year	178
Utilized provision in the year	(308)
Transfer from non-current provisions	277
Foreign exchange	(5)
Provisions, Ending balance	142
Dilapidations Provision | Non Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	5,670	3,352
Additional provision in the year	2,125	3,039
Transfer to current provisions	(277)
Release of provision in the year	(284)	(757)
Utilized provision in the year	(4)
Foreign exchange	(292)	36
Provisions, Ending balance	6,938	5,670
Share Based Payments Employment Taxes Provision
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	127,100
Provisions, Ending balance	56,300	127,100
Share Based Payments Employment Taxes Provision | Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	12,105
Additional provision in the year	2
Release of provision in the year	(4,427)
Transfer from non-current provisions		12,105
Provisions, Ending balance	7,680	12,105
Share Based Payments Employment Taxes Provision | Non Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	115,032	7,979
Additional provision in the year	2,135	131,836
Transfer to current provisions		(12,105)
Release of provision in the year	(45,987)	(945)
Utilized provision in the year	(22,516)	(11,758)
Foreign exchange	(60)	25
Provisions, Ending balance	48,604	115,032
Provision for Witholding Taxes | Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	4,100
Utilized provision in the year	(3,500)
Transfer from non-current provisions	1,901	4,100
Provisions, Ending balance	2,501	4,100
Provision for Witholding Taxes | Non Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	7,400	11,500
Transfer to current provisions	(1,901)	(4,100)
Release of provision in the year	(500)
Provisions, Ending balance	4,999	7,400
Other Provisions | Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	10,941
Additional provision in the year	3,606	12,498
Release of provision in the year	(584)	(800)
Utilized provision in the year	(9,233)	(1,630)
Transfer from non-current provisions		873
Foreign exchange	(468)
Provisions, Ending balance	4,262	10,941
Other Provisions | Non Current Liabilities
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	1,011	873
Additional provision in the year		1,011
Transfer to current provisions		(873)
Release of provision in the year	(168)
Utilized provision in the year	(841)
Foreign exchange	2
Provisions, Ending balance	$ 4	$ 1,011